Long-term Debt and Short-term Borrowings (Long-term Debt) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Capital lease obligations	¥ 110,177	¥ 144,770
Long-term debt and capital lease obligations	1,535,858	1,236,052
Less current portion	373,571	207,124
Long-term debt	1,162,287	1,028,928
Maximum [Member] | Unsecured Straight Bonds Issued by Subsidiaries, Due 2010 - 2019, Interest 0.53% - 2.02% [Member]
Fixed interest rate	0.53%
Debt instrument year of maturity	2019
Maximum [Member] | Unsecured Bank Loans, Due 2010 - 2015, Effective Interest 1.1% in Fiscal 2011 and 1.1% in Fiscal 2010 [Member]
Fixed interest rate	1.10%
Debt instrument year of maturity	2015
Maximum [Member] | Secured Bank Loans by Subsidiaries, Due 2010 - 2023, Effective Interest 1.91% in Fiscal 2011 and 2.04% in Fiscal 2010 [Member]
Fixed interest rate	1.91%
Debt instrument year of maturity	2023
Minimum [Member] | Unsecured Straight Bonds Issued by Subsidiaries, Due 2010 - 2019, Interest 0.53% - 2.02% [Member]
Fixed interest rate	2.02%
Debt instrument year of maturity	2010
Minimum [Member] | Unsecured Bank Loans, Due 2010 - 2015, Effective Interest 1.1% in Fiscal 2011 and 1.1% in Fiscal 2010 [Member]
Fixed interest rate	1.10%
Debt instrument year of maturity	2010
Minimum [Member] | Secured Bank Loans by Subsidiaries, Due 2010 - 2023, Effective Interest 1.91% in Fiscal 2011 and 2.04% in Fiscal 2010 [Member]
Fixed interest rate	2.04%
Debt instrument year of maturity	2010
Unsecured Straight Bond Due 2011 Interest 1.64% [Member]
Unsecured Straight bond	100,000	100,000
Fixed interest rate	1.64%
Debt instrument year of maturity	2011
Unsecured Straight Bond Due 2012 Interest 1.14% [Member]
Unsecured Straight bond	100,000	100,000
Fixed interest rate	1.14%
Debt instrument year of maturity	2012
Unsecured Straight Bond, Due 2013, Interest 0.38% [Member]
Unsecured Straight bond	150,000
Fixed interest rate	0.38%
Debt instrument year of maturity	2013
Unsecured Straight Bond Due 2014 Interest 1.404% [Member]
Unsecured Straight bond	200,000	200,000
Fixed interest rate	1.404%
Debt instrument year of maturity	2014
Unsecured Straight Bond, Due 2016, Interest 0.752% [Member]
Unsecured Straight bond	200,000
Fixed interest rate	0.752%
Debt instrument year of maturity	2016
Unsecured Straight Bond, Due 2018, Interest 1.081% [Member]
Unsecured Straight bond	150,000
Fixed interest rate	1.081%
Debt instrument year of maturity	2018
Unsecured Straight Bond Due 2019 Interest 2.05% [Member]
Unsecured Straight bond	100,000	100,000
Fixed interest rate	2.05%
Debt instrument year of maturity	2019
Unsecured Straight Bonds Issued by Subsidiaries, Due 2010 - 2019, Interest 0.53% - 2.02% [Member]
Unsecured Straight bond	162,407	182,406
Unsecured Bank Loans, Due 2010 - 2015, Effective Interest 1.1% in Fiscal 2011 and 1.1% in Fiscal 2010 [Member]
Unsecured Straight bond	259,801	404,318
Secured Bank Loans by Subsidiaries, Due 2010 - 2023, Effective Interest 1.91% in Fiscal 2011 and 2.04% in Fiscal 2010 [Member]
Secured bank loans by subsidiaries	¥ 3,473	¥ 4,558